Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	WASATCH FUNDS TRUST
Central Index Key	0000806633
Amendment Flag	false
Document Creation Date	Apr 23, 2013
Document Effective Date	Apr 23, 2013
Prospectus Date	Jan 31, 2013

WASATCH FUNDS TRUST

Supplement dated April 23, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Wasatch World Innovators Fund™ (WAGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch World Innovators Fund (the “Fund”)

Effective July 23, 2013, the second and third paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 75 are deleted and replaced in their entirety with the following:

Modern innovative companies have global business models that are less dependent upon their place of domicile, their headquarters’ location, or the exchange on which they are listed. Under normal market conditions the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect a significant portion of the Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalization of less than U.S. $5 billion at the time of purchase.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	wft2_SupplementTextBlock

WASATCH FUNDS TRUST

Supplement dated April 23, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Wasatch World Innovators Fund™ (WAGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch World Innovators Fund (the “Fund”)

Effective July 23, 2013, the second and third paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 75 are deleted and replaced in their entirety with the following:

Modern innovative companies have global business models that are less dependent upon their place of domicile, their headquarters’ location, or the exchange on which they are listed. Under normal market conditions the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect a significant portion of the Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalization of less than U.S. $5 billion at the time of purchase.

Wasatch World Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wft2_SupplementTextBlock

WASATCH FUNDS TRUST

Supplement dated April 23, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Wasatch World Innovators Fund™ (WAGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch World Innovators Fund (the “Fund”)

Effective July 23, 2013, the second and third paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 75 are deleted and replaced in their entirety with the following:

Modern innovative companies have global business models that are less dependent upon their place of domicile, their headquarters’ location, or the exchange on which they are listed. Under normal market conditions the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect a significant portion of the Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalization of less than U.S. $5 billion at the time of purchase.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2013